Line of Credit	12 Months Ended
Dec. 31, 2023
Line of Credit [Abstract]
Line of Credit
8.	Line of Credit

In July 2018, the Company entered into a credit agreement with several financial institutions that provided a revolving credit facility of up to $100.0 million with a maturity date of July 27, 2021. Prior to July 27, 2020 and subject to certain terms and conditions, the Maximum Revolving Advance Amount, as defined in the loan agreement, could be increased up to $140.0 million. The revolving credit facility included a letter of credit sublimit of $25.0 million, which could be used to issue standby and trade letters of credit, and a $10.0 million sublimit for swingline loans. Advances from this line of credit were subject to interest at LIBOR plus the Applicable Margin, as defined in the loan agreement, or the Alternate Base Rate (defined as the highest of the financial institution’s prime rate, the Overnight Bank Funding Rate plus 0.50%, or the daily LIBOR plus 1.0%) plus the Applicable Margin. For LIBOR loans, the Company could select interest periods of one, two, or three months. Interest on LIBOR loans were payable at the end of the selected interest period. Interest on Alternate Base Rate loans was payable monthly. The line of credit was guaranteed by certain of the Company’s U.S. subsidiaries and was collateralized by certain of the assets of the Company. Such assets included all receivables, equipment and fixtures, general intangibles, inventory, subsidiary stock, securities, property, and financial assets, contract rights, and ledger sheets, as defined in the loan agreement. To maintain availability of funds under the loan agreement, the Company paid on a quarterly basis, an unused commitment fee of either 0.25% of the difference between the amount available and the amount outstanding under the facility if the difference was less than one-third of the Maximum Revolving Advance Amount or 0.40% of the difference between the amount available and the amount outstanding under the facility if the difference was equal to or greater than one-third of the Maximum Revolving Advance Amount.

The credit facility contains customary covenants, including covenants that limit or restrict the Company’s ability to incur capital expenditures and lease payments, make certain investment, enter into certain related-party transactions, and pay dividends. That credit facility also requires the Company to maintain certain minimum financial ratios and maintain an operational banking relationship with the financial institutions.

The Company entered into a credit agreement in August 2021 with several financing institutions that provided a revolving credit facility of up to $100 million with a maturity date of August 20, 2024. Prior to August 20, 2023 and subject to certain terms and conditions, the Maximum Revolving Advance Amount, as defined in the credit agreement, could be increased up to $150.0 million. The revolving credit facility includes a letter of credit sublimit of $30.0 million, which can be used to issue standby and trade letters of credit, and a $20.0 million sublimit for swingline loans. In April 2023, the Company amended the credit agreement in order to transition the benchmark rate for certain loans made under the credit agreement from LIBOR to SOFR (as defined in the credit agreement). In general, advances from this line of credit will be subject to interest at the Term SOFR Rate plus the Applicable Margin, as defined in the credit agreement, so long as the Term SOFR Reference Rate or Term SOFR is offered, ascertainable, and not unlawful, or the Alternate Base Rate (to be defined as the highest of the (a) the Base Rate in effect on such day, (b) the sum of the Overnight Bank Funding Rate in effect on such day plus 0.50%, or (c) the daily Term SOFR Rate plus 1.0%) plus the Applicable Margin. For Term SOFR Rate loans, we may select interest periods of one or three months. Interest on Term SOFR Rate loans shall be payable at the end of the selected interest period. Interest on Alternate Base Rate loans is payable monthly. In the event of the permanent or indefinite cessation of the Term SOFR Rate, the Benchmark Replacement will replace the Term SOFR Rate. If the Benchmark Replacement is Daily Simple SOFR, all interest payments will be payable on a monthly basis.

The line of credit is secured by certain of the Company’s subsidiaries and is collateralized by certain of the of the assets of the Company. Such assets include all receivables, equipment and fixtures, general intangibles, inventory, subsidiary stock, securities, property, and financial assets, contract rights, and ledger sheets, as defined in the credit agreement. To maintain availability of funds under the credit agreement, the Company will pay on a quarterly basis, an unused commitment fee of 0.15% per annum on the unused amount for the facility. The new credit facility contains customary covenants, including covenants that limit or restrict the Company’s ability to incur capital expenditures and lease payments, make certain investments, and enter into certain related-party transactions. The credit facility also requires the Company to maintain certain minimum financial ratios and maintain an operational banking relationship with the financial institutions.

As of December 31, 2023 and 2022, there was no balance outstanding under this line of credit, and the Company was in compliance with all covenants related to the line of credit. As of December 31, 2023, Newegg has outstanding letters of credit of $2.0 million from the $100 million revolving line of credit.

In July 2015, the Company entered into a credit agreement with a financial institution that provided for a revolving credit facility of up to $5.0 million (150.0 million New Taiwan Dollar) with a maturity date of no later than August 26, 2016. The Company extended the maturity date of this credit agreement to December 15, 2024. Advances from this line of credit are subject to interest at a floating interest rate of the one-year savings account plus 0.78% not to be lower than 1.62% per annum. The interest rate was equivalent to 2.37% as of December 31, 2023. The line of credit is guaranteed by one of the Company’s subsidiaries and is collateralized by a real estate asset of that subsidiary. As of December 31, 2023 and 2022, there was $4.8 million and $4.9 million outstanding under this line of credit, respectively.

In June 2021, a subsidiary of the Company entered into a credit agreement with a financial institution that provided for a revolving credit facility of up to $0.8 million (5.0 million Chinese Yuan) with a maturity date of June 15, 2022. Advances from this line of credit are subject to interest at a fixed interest rate of one-year Loan Prime Rate (LPR) plus 0.50%. In June 2022, the Company paid off the outstanding balance under this line of credit and entered into a new credit agreement with the same financial institution that provided for a revolving credit facility of up to approximately $1.2 million (RMB 8.0 million) with a maturity date of June 22, 2023. Advances from this line of credit are subject to interest at a fixed rate of one-year LPR plus 0.30%. In June 2023, the Company paid off the outstanding balance under this line of credit and entered into two new credit agreements with the same financial institution that provided for a revolving credit facility of up to approximately $1.1 million (RMB 8.0 million) and $1.4 million (RMB 10.0 million) with a maturity date of June 26, 2024, and May 24, 2024, respectively. Advances from these lines of credit are subject to interest at a fixed rate of one-year LPR plus 0.25% and 0.15%, respectively. The interest rate was equivalent to 3.8% and 4.0% as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, there was $2.5 million and $1.2 million outstanding under this line of credit, respectively.